FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2019
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[1]	$ 359,783	$ 341,156	$ 329,329
Financial liabilities measured at fair value	[1]	292,668	283,711	$ 283,705
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		500	700
Financial liabilities measured at fair value		$ 0	$ 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	0.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	135.00%	134.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	97.00%	89.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 2,200	$ 2,700
Financial liabilities measured at fair value		$ 0	$ 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2]	0.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2]	101.00%	100.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	99.00%	99.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2]	3.01%	3.01%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2]	7.00%	5.13%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2]	1.00%	1.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2]	14.00%	14.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	2.00%	2.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 1,600	$ 1,700
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	79.00%	79.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	99.00%	99.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	89.00%	89.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[4]	$ 300	$ 600
Financial liabilities measured at fair value	[4]	0	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[4]	600	600
Financial liabilities measured at fair value	[4]	100	0
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	[5]	11,400	11,000
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	[5]	700	1,000
Derivative financial instruments: Interest rate contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		600	400
Financial liabilities measured at fair value		$ 200	$ 200
Derivative financial instruments: Interest rate contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	0.18%	0.50%
Derivative financial instruments: Interest rate contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	0.67%	0.81%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 500	$ 500
Financial liabilities measured at fair value		$ 600	$ 500
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	3.00%	3.00%
Credit spread	[2]	0.03%	0.04%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2]	100.00%	99.00%
Credit spread	[2]	5.71%	5.45%
Derivative financial instruments: Equity / index contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 400	$ 500
Financial liabilities measured at fair value		$ 1,000	$ 1,400
Derivative financial instruments: Equity / index contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[2]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[2]	4.00%	4.00%
Equity-to-FX correlation	[2]	(45.00%)	(39.00%)
Equity-to-equity correlation	[2]	(17.00%)	(50.00%)
Derivative financial instruments: Equity / index contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[2]	11.00%	12.00%
Volatility of equity stocks, equity and other indices	[2]	85.00%	93.00%
Equity-to-FX correlation	[2]	64.00%	67.00%
Equity-to-equity correlation	[2]	97.00%	97.00%

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par)
[3]
Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful.

[4]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[5]
Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.